COMMITMENTS (Details) - ROMAN DBDR TECH ACQUISITION CORP.	4 Months Ended
	Dec. 31, 2020 USD ($) item $ / shares	Sep. 30, 2021 item $ / shares
Maximum number of demands for registration of securities | item	3	3
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Aggregate Deferred Underwriting Fee Payable | $	$ 8,104,600